COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating lease commitments
2017	¥ 169,718,510
2018	51,750,674
2019	20,189,854
2020	6,169,875
2021	3,915,262
Thereafter	19,472,555
Total	271,216,730
Operating lease, rental expense
Rental expense	378,000,000	¥ 134,000,000	¥ 144,000,000
Capital commitments
Outstanding capital commitments	2,000,000
Guarantee
Guarantee arrangements	¥ 906,000,000